Performance Management	Apr. 24, 2026
T. Rowe Price All-Cap Opportunities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.
Bar Chart [Heading]	Calender Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	30.69%	Worst Quarter	6/30/22	-18.33%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.33%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for the fund. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (Russell 3000® Index). In addition, the table may also include one or more indexes that more closely align to the fund’s investment strategy.

Performance [Table]

Average Annual Total Returns

	Periods ended
	December 31, 2025

				Inception
				date
	1 Year	5 Years	10 Years	03/31/1994
All-Cap Opportunities Portfolio	16.30%	12.22%	16.93%

Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
	17.15	13.15	14.29
Lipper Variable Annuity Underlying Multi-Cap Growth Funds Average
	14.57	8.34	13.66

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Blue Chip Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Portfolio Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.
Bar Chart [Heading]	Calender Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	27.61%	Worst Quarter	6/30/22	-24.98%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.98%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Russell 3000® Index). In addition, the table may also include one or more indexes that more closely align to the fund’s investment strategy.

Performance [Table]

Average Annual Total Returns
	Periods ended
	December 31, 2025

				Inception
	1 Year	5 Years	10 Years	date
Portfolio	18.74%	11.68%	15.54%	12/29/2000
Portfolio—II Class	18.43	11.41	15.25	04/30/2002

Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
	17.15	13.15	14.29

Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
	18.56	15.32	18.13
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
	17.88	14.42	14.82
Lipper Variable Annuity Underlying Large-Cap Growth Funds Average
	16.03	11.94	15.75

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Equity Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Portfolio Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.
Bar Chart [Heading]	Calender Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/20	20.88%	Worst Quarter	3/31/20	-28.38%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.88%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Russell 3000® Index). In addition, the table may also include one or more indexes that more closely align to the fund’s investment strategy.

Performance [Table]

Average Annual Total Returns
Periods ended
December 31, 2025
Inception
	1 Year	5 Years	10 Years	date
Portfolio	14.36%	11.17%	10.51%	03/31/1994
Portfolio—II sClass	14.07	10.89	10.24	04/30/2002

Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
	17.15	13.15	14.29

Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
	15.91	11.33	10.53
Lipper Variable Annuity Underlying Equity Income Funds Average
	15.89	11.07	10.38

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Health Sciences Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Portfolio Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.
Bar Chart [Heading]	Calender Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	23.43%	Worst Quarter	12/31/18	-15.78%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.78%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Russell 3000® Index). In addition, the table may also include one or more indexes that more closely align to the fund’s investment strategy.

Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2025

				Inception
				date
				12/29/2000
	1 Year	5 Years	10 Years	04/30/2002
Portfolio	18.10%	4.12%	8.97%
Portfolio—II Class	17.80	3.86	8.70

Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
	17.15	13.15	14.29

Russell 3000® Health Care Index (reflects no deduction for fees, expenses, or taxes)
	14.56	6.31	9.54
Lipper Variable Annuity Underlying Health/Biotechnology Funds Average
	17.09	4.75	8.08

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Mid-Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Portfolio Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.
Bar Chart [Heading]	Calender Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	27.78%	Worst Quarter	3/31/20	-23.34%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least a full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Russell 3000® Index). In addition, the table may also include one or more indexes that more closely align to the fund’s investment strategy.

Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2025

				Inception
				date
				12/31/1996
	1 Year	5 Years	10 Years	04/30/2002
Portfolio	3.55%	3.84%	9.81%
Portfolio—II Class	3.29	3.58	9.54

Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
	17.15	13.15	14.29

Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
	8.66	6.65	12.49
Lipper Variable Annuity Underlying Mid-Cap Growth Funds Average
	5.14	3.21	10.99

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Moderate Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.
Bar Chart [Heading]	Calender Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	15.64%	Worst Quarter	3/31/20	-15.50%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for the fund. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (MSCI All Country World Index Net). In addition, the table may also include one or more indexes that more closely align to the fund’s investment strategy.

Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2025

				Inception
				date
	1 Year	5 Years	10 Years	12/30/1994
Moderate Allocation Portfolio	14.50%	5.50%	7.84%

MSCI All Country World Index Net (reflects no deduction for fees or expenses)
	22.34	11.19	11.72

Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)
	15.95	5.95	7.83
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
	17.15	13.15	14.29

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com